Fair Value of Financial Instruments, Part 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets [Abstract]
Cash and cash equivalents	$ 544,016	$ 532,943	$ 444,250	$ 145,894
Securities available for sale	912,092	908,718
Held to maturity securities	151,126
Net loans	2,771,705
Accrued interest receivable	11,752
Financial liabilities [Abstract]
Demand deposits	300,544
Interest bearing deposits	3,505,833
Short-term borrowings	159,846
Accrued interest payable	449
Fair Value Measurements Using Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	544,016
Securities available for sale	10
Held to maturity securities	0
Net loans	0
Accrued interest receivable	0
Financial liabilities [Abstract]
Demand deposits	300,544
Interest bearing deposits	2,426,170
Short-term borrowings	0
Accrued interest payable	103
Fair Value Measurements Using Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0
Securities available for sale	912,082
Held to maturity securities	151,126
Net loans	0
Accrued interest receivable	4,114
Financial liabilities [Abstract]
Demand deposits	0
Interest bearing deposits	1,079,663
Short-term borrowings	159,846
Accrued interest payable	346
Fair Value Measurements Using Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0
Securities available for sale	0
Held to maturity securities	0
Net loans	2,771,705
Accrued interest receivable	7,638
Financial liabilities [Abstract]
Demand deposits	0
Interest bearing deposits	0
Short-term borrowings	0
Accrued interest payable	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	544,016	532,943
Securities available for sale	912,092	908,718
Held to maturity securities	143,426	216,288
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	9,004
Net loans	2,636,806	2,472,586
Accrued interest receivable	11,752	13,952
Financial liabilities [Abstract]
Demand deposits	300,544	267,776
Interest bearing deposits	3,503,649	3,468,197
Short-term borrowings	159,846	147,563
Accrued interest payable	449	762
Fair Value [Member]
Financial assets [Abstract]
Cash and cash equivalents		532,943
Securities available for sale		908,718
Held to maturity securities		224,440
Net loans		2,590,803
Accrued interest receivable		13,952
Financial liabilities [Abstract]
Demand deposits		267,776
Interest bearing deposits		3,474,558
Short-term borrowings		147,563
Accrued interest payable		$ 762